Expense by Nature - Summary Of Detailed Information About Highest Paid Individuals Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Highest Paid Individuals [Line Items]
Wages, salaries and bonuses	¥ 9,090,885	¥ 10,163,216	¥ 11,681,753
Other social security costs, housing benefits and other employee benefits	2,347,734	3,293,366	3,157,771
Pension costs – defined contribution plans	1,126,319	1,577,818	1,430,074
Employee benefits expense	12,528,795	15,080,319	16,402,993
Highest Paid Individuals [Member]
Disclosure Of Detailed Information About Highest Paid Individuals [Line Items]
Wages, salaries and bonuses	9,114	10,044	12,294
Other social security costs, housing benefits and other employee benefits	2,717	2,819	2,132
Pension costs – defined contribution plans	157	149	57
Employee benefits expense	¥ 11,988	¥ 13,012	¥ 14,483